Loss per share	12 Months Ended
Jun. 30, 2023
Loss per share
Loss per share

7.Loss per share

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars, except per
	share amounts)
Basic loss per share
Basic loss per share	(7.08)	(2.88)
Diluted loss per share
Diluted loss per share	(7.08)	(2.88)
Reconciliations of loss used in calculating loss per share
Basic loss per share
Net loss	(15,217)	(6,193)
Diluted loss per share
Loss used in calculating diluted loss per share	(15,217)	(6,193)
Weighted average number of shares used as the denominator (in thousands)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	2,149	2,149
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	2,149	2,149

The convertible notes disclosed in Note 11 — Borrowings have not been included in the calculation of diluted loss per share because they are antidilutive for the years ending June 30, 2023 and 2022 due to Vast being in a loss making position. The convertible notes could potentially dilute basic earnings per share in the future.

Calculation of the earnings per share for the year ended June 30, 2023 and June 30, 2022 on the consolidated statements of profit or loss and other comprehensive income are adjusted retrospectively to reflect 25,129,140 ordinary shares converting into 2,148,887 ordinary shares upon consummation of the BCA. Please refer to Note 22(6) for further information.